Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee regularly makes its annual long-term equity incentive grants to named executive officers at its February meeting, with the grant date being the date of the Compensation Committee meeting at which such equity grants are approved. The Compensation Committee does not grant new awards of stock options, stock appreciation rights, or similar option-like instruments within four business days before or one business day after the filing of a Form 10-Q, 10-K, or 8-K that discloses material nonpublic information. The February meeting is scheduled accordingly. In the event the Compensation Committee determines to grant new awards of such options, the Board will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing Method	The Compensation Committee does not grant new awards of stock options, stock appreciation rights, or similar option-like instruments within four business days before or one business day
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee does not grant new awards of stock options, stock appreciation rights, or similar option-like instruments within four business days before or one business day after the filing of a Form 10-Q, 10-K, or 8-K that discloses material nonpublic information.